Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current tax provision
Current tax provision	$ 727,550	$ 254,104	$ 122,134
Deferred tax provision (benefit)
Deferred tax provision (benefit)	36,329	89,603	(86,023)
Income tax provision	763,879	343,707	36,111
BVI [Member]
Current tax provision
Current tax provision
Deferred tax provision (benefit)
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax provision (benefit)
Deferred tax provision (benefit)
PRC [Member]
Current tax provision
Current tax provision	727,550	254,104	122,134
Deferred tax provision (benefit)
Deferred tax provision (benefit)	$ 36,329	$ 89,603	$ (86,023)